Liquidity (Details Narrative) - USD ($)		4 Months Ended	6 Months Ended
	Jan. 20, 2021	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Cash used in operating activities			$ (108,516)	$ 1,765,183
Future minimum capital expenditure commitment on construction-in-progress projects			5,800,000
Additional future minimum capital expenditure commitment on construction-in-progress projects			12,000,000
Unpaid tax liabilities			3,613,007		$ 2,814,411
Increase in revenue			800,000
Net Income			749,506	(424,496)
Increase in working capital			1,400,000
Working capital			2,300,000		900,000
Cash			1,400,000
Short-term investments			933,910		3,551,968
Outstanding accounts receivable			3,800,000
Outstanding bank loans			8,600,000
Shor-term bank loans payable			910,000		5,142,000
Current portion of long-term bank loans payable			623,669
Long-term bank loans payable			7,000,000
Repayment of loan			4,494,271	$ 2,845,400
Proceeds from related party debt			2,000,000
PRC Bank [Member]
Repayment of loan			$ 1,500,000
Subsequent Event [Member]
Collections from accounts receivables		$ 3,400,000
Percentage of collections from accounts receivable		90.40%
Proceeds from issuance of warrants	$ 5,400,000
Subsequent Event [Member] | Investor [Member]
Warrants to purchase common shares	1,727,565
Warrant exercise price per share	$ 2.70
Subsequent Event [Member] | Placement Agent [Member]
Warrants to purchase common shares	276,410
Warrant exercise price per share	$ 2.70
Subsequent Event [Member] | Common Class A [Member]
Stock issued during period, shares	3,455,130
Shares Issued, price per share	$ 2.15
Proceeds from issuance or sale of equity	$ 6,600,000
Subsequent Event [Member] | Third Party Customers [Member]
Collections from accounts receivables		$ 3,200,000
Subsequent Event [Member] | Related Party Customer [Member]
Collections from accounts receivables		$ 200,000